Consolidated Statements of Financial Position R$ in Millions, $ in Millions		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CURRENT
Cash and cash equivalents	[1]	$ 1,818.3	$ 1,883.1
Financial investments		750.8	817.5
Trade accounts receivable, net		189.0	203.4
Derivative financial instruments		0.1	8.3
Customer and commercial financing		9.6	8.5
Contract assets		582.3	461.8
Inventories		1,986.0	2,437.9
Guarantee deposits		0.6	0.2
Income tax and social contribution		114.5	114.1
Other assets		193.7	180.9
Current assets		5,644.9	6,115.7
Assets held for sale		230.9
Total current assets		5,875.8	6,115.7
NON-CURRENT
Financial investments		65.6	51.7
Derivative financial instruments		0.0	1.3
Customer and commercial financing		22.4	21.4
Guarantee deposits		2.4	1.5
Deferred income tax and social contribution		97.6	104.6
Other assets		125.6	120.7
Non-current assets excluding investments,property, plant and equipment and intangible assets		313.6	301.2
Investments		4.4	5.2
Property, plant and equipment, net		1,687.6	1,956.0
Intangible assets, net		2,213.4	2,075.6
Right of use		60.2	62.3
Total non-current assets		4,279.2	4,400.3
TOTAL ASSETS		10,155.0	10,516.0
CURRENT
Trade accounts payable		495.2	502.3
Trade accounts payable - Supplier finance		14.8
Lease liability		11.5	11.4
Loans and financing		574.2	375.5
Other payables		241.3	249.9
Contract liabilities		1,204.6	1,033.0
Derivative financial instruments		2.9	1.2
Taxes and payroll charges payable		40.4	71.9
Income tax and social contribution		71.6	40.7
Financial guarantee and residual value		15.8	42.6
Dividends payable			1.2
Unearned income		2.5	0.5
Provision		108.9	98.5
Current Liabilities		2,783.7	2,428.7
Liabilities held for sale		45.1
Total Current Liabilities		2,828.8	2,428.7
NON-CURRENT
Lease liability		52.3	53.3
Loans and financing		3,452.7	4,072.5
Other payables		57.6	42.3
Contract liabilities		308.7	262.4
Derivative financial instruments		3.0	8.7
Taxes and payroll charges payable		10.0	11.8
Deferred income tax and social contribution		505.8	474.7
Financial guarantee and residual value guarantees		2.9	82.6
Unearned income		37.7	57.3
Provision		120.5	114.2
Total non-current liabilities		4,551.2	5,179.8
TOTAL LIABILITIES		7,380.0	7,608.5
SHAREHOLDERS' EQUITY
Capital		1,551.6	1,551.6
Treasury shares		(28.2)	(25.7)
Revenue reserves		1,301.5	1,377.8
Share-based remuneration		37.4	37.4
Other comprehensive loss		(194.4)	(114.6)
Retained losses			(31.6)
Shareholder's equity excluding non-controlling interest		2,667.9	2,794.9
Non-controlling interests		107.1	112.6
TOTAL SHAREHOLDERS' EQUITY		2,775.0	2,907.5
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 10,155.0	$ 10,516.0

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.